Selling, General, and Administrative Expenses (Details) - Schedule of selling, general, and administrative expenses - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of selling, general, and administrative expenses [Abstract]
Employee compensation	$ 2,167,684	$ 174,470
Marketing expenses	1,881,947	1,099,811
Research and development expenses	1,747,513
Professional services expenses	456,820	189,151
Insurance expenses	104,838
Rental expenses	59,908	26,565
Others	334,745	18,111
Total	$ 6,753,455	$ 1,508,108